Other investments (Details) kr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 DKK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 DKK (kr)
Other investments
Other investments			kr 9,312	$ 5.3	kr 35,632	$ 5.0	kr 32,582	[1]
Ownership interest, Beta (as a percent)	1.60%	2.00%
Fair value of other investments					kr 35,600		kr 32,600
Fair value adjustments of Other investments and Marketable securities	kr 2,846	kr 0	kr 74
Fair value adjustments of currency conversion	kr 800
Gain (loss) recognized within Financial items		kr 0

[1]	See note 1 to the consolidated financial statements.